Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	311,824	443,629	1,302,576	1,221,533	1,706,452	1,553,075
Occupancy expenses - related party	8,365	8,157	22,244	22,443	28,366	28,112
Research and development	66,020	50,395	242,223	147,702	256,052	230,956
TOTAL OPERATING EXPENSES	386,209	502,181	1,567,043	1,391,678	1,990,870	1,812,143
LOSS FROM OPERATIONS	(386,209)	(502,181)	(1,567,043)	(1,391,678)	(1,990,870)	(1,812,143)
OTHER INCOME (EXPENSE)
Interest expense	(157,208)	(167,375)	(418,579)	(455,133)	(568,798)	(449,457)
Interest income	8		27		5,613	1
Change in fair value of derivative liabilities	(238,367)	165,365	(110,859)	(2,392)	(99,111)	(8,186)
Gain from settlement of accounts payable			17,499
Gain from settlement of debt, net						49,319
Gain on extinguishment of debt, net	(10,724)		32,186		(17,503)	50,607
Foreign currency transaction gain (loss)	(19,025)	41,717	3,210	40,631	(42,395)	30,497
TOTAL OTHER EXPENSE, NET	(425,316)	39,707	(476,516)	(416,894)	(722,194)	(327,219)
LOSS BEFORE TAXES	(811,525)	(462,474)	(2,043,559)	(1,808,572)	(2,713,064)	(2,139,362)
Tax benefit	1,716	(213)	131,037	55,250	54,977	113,415
NET LOSS	(809,809)	(462,687)	(1,912,522)	(1,753,322)	(2,658,087)	(2,025,947)
Deemed Dividend		(237,389)	(408,557)	(445,631)	(700,340)	(391,749)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (809,809)	$ (700,076)	$ (2,321,079)	$ (2,198,953)	$ (3,358,427)	$ (2,417,696)
BASIC AND DILUTED NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS	$ (0.42)	$ (10.55)	$ (2.08)	$ (46.23)	$ (49.23)	$ (797.23)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	1,924,074	66,354	1,115,848	47,561	68,219	3,033
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (809,809)	$ (700,076)	$ (2,321,079)	$ (2,198,953)	$ (3,358,427)	$ (2,417,696)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	40,614	(55,096)	59,198	1,400	149,345	(182,467)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	40,614	(55,096)	59,198	1,400	149,345	(182,467)
TOTAL COMPREHENSIVE LOSS	$ (769,195)	$ (755,172)	$ (2,261,881)	$ (2,197,553)	$ (3,209,082)	$ (2,600,163)